Stockholders’ equity (Details) - Schedule of stockholders’ equity number of shares - shares		12 Months Ended
		Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Betterware de México, S.A.B. de C.V. [Member]
Stockholders’ equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity		36,584,968
Betterware de México, S.A.B. de C.V. [Member] | Fixed Capital [Member]
Stockholders’ equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity		10,000
Betterware de México, S.A.B. de C.V. [Member] | Variable Capital [Member]
Stockholders’ equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity		36,574,968
Betterware de México, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. [Member]
Stockholders’ equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity	[1]		5,037,939	3,659,378
Betterware de México, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. [Member] | Fixed Capital [Member]
Stockholders’ equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity	[1]		5,000	5,000
Betterware de México, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. [Member] | Variable Capital [Member]
Stockholders’ equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity	[1]		5,032,939	3,654,378

[1]	As of December 31, 2019 and 2018, for the 2019 and 2018 periods, the Group presented combined financial statements including Betterware and BLSM as they were entities under common control. The Group previously prepared combined statements of changes in net parent investment when all periods presented represented the combined results of both entities. As a result of the merger in March 2020, which resulted in BLSM becoming a wholly owned subsidiary of Betterware and the issuance of shares to the existing shareholders of such entities, the Group now prepares consolidated financial statements as of such date. The Group has therefore presented a combined statement of changes in stockholders’ equity for the 2019 period and for the year ended December 31, 2018 (presenting the net parent investment gross by including contributed capital and retained earnings, rather than net as presented in prior years), as management believes it is a preferable presentation for comparability purposes with the existing share structure and presentation applicable to the consolidated financial statements as of January 3, 2021 and for the 2020 period.